Consolidated Statements of Cash Flows € in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)
Cash flows from operating activities
Profit (loss) for the year | €			€ (6,641)	€ (632)	[1]	€ 8,110	[1]
Adjustments for:
Net Financing expenses (income) | €			9,228	2,434	[1]	(2,076)	[1]
Depreciation | €			4,518	4,411	[1]	4,428	[1]
Share-based payment transactions | €			5	3	[1]	7	[1]
Share of profits of equity accounted investees | €			(1,531)	(1,375)	[1]	(2,202)	[1]
Payment of interest on loan from an equity accounted investee | €			407	4,646	[1]		[1]
Change in trade receivables and other receivables | €			2,012	(1,771)	[1]	615	[1]
Change in other assets | €			126	(1,087)	[1]	(2,972)	[1]
Change in receivable from concessions project | €			(84)		[1]		[1]
Change in accrued severance pay, net | €			2	(16)	[1]	1	[1]
Change in trade payables | €			(258)	802	[1]	(214)	[1]
Change in other payables | €			(2,655)	2,148	[1]	3,554	[1]
Income tax expense (tax benefit) | €			372	569	[1]	(1,739)	[1]
Income taxes paid | €			(42)	(54)	[1]	(218)	[1]
Interest received | €			505	224	[1]	197	[1]
Interest paid | €			(3,659)	(2,985)	[1]	(2,816)	[1]
Total adjustment to reconcile profit and loss | €			8,946	7,949	[1]	(3,435)	[1]
Net cash from operating activities | €			2,305	7,317	[1]	4,675	[1]
Cash flows from investing activities:
Acquisition of fixed assets | €			(7,576)	(5,122)	[1]		[1]
Acquisition of subsidiary, net of cash acquired (see Note 6C and Note 6D) | €			(9,851)		[1]		[1]
Investment in equity accounted investee | €				(812)	[1]	(6,646)	[1]
Advances on account of investments | €			(8,000)	(710)	[1]		[1]
Repayment of loan from an equity accounted investee | €				2,388	[1]		[1]
Decrease in deposits, net | €					[1]	3,276	[1]
Acquisition of marketable securities | €			(6,677)	(923)	[1]	(2,531)	[1]
Proceeds from marketable securities | €			1,277	5,814	[1]		[1]
Proceeds from settlement of derivatives, net | €			620		[1]	1,844	[1]
Decrease (increase) in restricted cash, net | €			3,225	(56)	[1]	(83)	[1]
Loans to others | €			(361)		[1]		[1]
Net cash from (used in) investing activities | €			(27,343)	579	[1]	(4,140)	[1]
Cash flows from financing activities:
Acquisition of non-controlling interests | €					[1]	(775)	[1]
Dividends paid | €				(2,123)	[1]		[1]
Repayment of long-term loans and finance lease obligations | €			(2,224)	(1,089)	[1]	(921)	[1]
Repayment of Debentures | €			(4,842)	(4,954)	[1]	(4,717)	[1]
Proceeds from exercise of share options and warrants | €					[1]	1,071	[1]
Repurchase of own shares | €			(14)	(11)	[1]	(1,307)	[1]
Proceeds from long term loans | €			5,575	5,726	[1]	10,447	[1]
Proceeds from issuance of debentures, net | €			31,175		[1]		[1]
Net cash from (used in) financing activities | €			29,670	(2,451)	[1]	3,798	[1]
Effect of exchange rate fluctuations on cash and cash equivalents | €			(3,156)	(153)	[1]	(111)	[1]
Increase in cash and cash equivalents | €			1,476	5,292	[1]	4,222	[1]
Cash and cash equivalents at the beginning of year | €	[1]		22,486	17,194		12,972
Cash and cash equivalents at the end of the year | €			€ 23,962	€ 22,486	[1]	€ 17,194	[1]
USD [Member]
Cash flows from operating activities
Profit (loss) for the year | $		$ (7,954)
Adjustments for:
Net Financing expenses (income) | $		11,052
Depreciation | $		5,411
Share-based payment transactions | $		6
Share of profits of equity accounted investees | $		(1,834)
Payment of interest on loan from an equity accounted investee | $		487
Change in trade receivables and other receivables | $		2,410
Change in other assets | $		151
Change in receivable from concessions project | $		(101)
Change in accrued severance pay, net | $		2
Change in trade payables | $		(309)
Change in other payables | $		(3,180)
Income tax expense (tax benefit) | $		447
Income taxes paid | $		(50)
Interest received | $		605
Interest paid | $		(4,383)
Total adjustment to reconcile profit and loss | $		10,714
Net cash from operating activities | $		2,760
Cash flows from investing activities:
Acquisition of fixed assets | $		(9,074)
Acquisition of subsidiary, net of cash acquired (see Note 6C and Note 6D) | $		(11,799)
Investment in equity accounted investee | $
Advances on account of investments | $		(9,582)
Repayment of loan from an equity accounted investee | $
Decrease in deposits, net | $
Acquisition of marketable securities | $		(7,997)
Proceeds from marketable securities | $		1,530
Proceeds from settlement of derivatives, net | $		742
Decrease (increase) in restricted cash, net | $		3,863
Loans to others | $		(432)
Net cash from (used in) investing activities | $		(32,749)
Cash flows from financing activities:
Acquisition of non-controlling interests | $
Dividends paid | $
Repayment of long-term loans and finance lease obligations | $		(2,664)
Repayment of Debentures | $		(5,800)
Proceeds from exercise of share options and warrants | $
Repurchase of own shares | $		(17)
Proceeds from long term loans | $		6,677
Proceeds from issuance of debentures, net | $		37,340
Net cash from (used in) financing activities | $		35,536
Effect of exchange rate fluctuations on cash and cash equivalents | $		(3,780)
Increase in cash and cash equivalents | $		1,767
Cash and cash equivalents at the beginning of year | $		26,933
Cash and cash equivalents at the end of the year | $		$ 28,700

[1]	Please refer to note 2C for functional and presentation currency.